Trade And Unbilled Receivables And Contract Assets, Net - Schedule of trade and unbilled receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 767,089	$ 983,291
Contract assets	1,957,697	1,599,055
Current period provision for expected credit loss	8,024	7,741
Trade and unbilled receivables and contract assets, net	2,716,762	2,574,605
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	746,816	821,547
Affiliated companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 92,721	$ 82,271